TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 49	$ 57	$ 71
Bad debt expense	4	3	25
Trade receivables	1,076	1,028
Less: Loss Allowance	(49)	(57)	$ (71)
Trade receivables - net	1,027	971
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	49
Trade receivables	1,076	1,028
Less: Loss Allowance	(49)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	1
Trade receivables	228	217
Less: Loss Allowance	$ (1)
Weighted average loss rate	(0.40%)
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 1
Trade receivables	97	88
Less: Loss Allowance	$ (1)
Weighted average loss rate	(1.00%)
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 45
Trade receivables	141	128
Less: Loss Allowance	$ (45)
Weighted average loss rate	(31.90%)
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 2
Trade receivables	610	$ 595
Less: Loss Allowance	$ (2)
Weighted average loss rate	(0.30%)